Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Significant Accounting Policies Additional Information [Line Items]
Basic deposit coverage limit of accounts insured			$ 250,000
Cash balances, exceeded the FDIC insurance limits			159,000	214,000
Allowance for doubtful accounts receivable	19,200		24,600	8,700
Offering costs in connection with private placement				103,542
Offering costs in connection with equity financing included in accounts payable	9,658	0	0	53,747
Preferred Stock Dividends, Income Statement Impact	27,723	0	0	0
Preferred Stock, Shares Outstanding	250,405		0	0
Convertible Preferred Stock Converted to Other Securities	7,512,150
Class A convertible preferred stock [Member]
Significant Accounting Policies Additional Information [Line Items]
Preferred Stock, Shares Outstanding	250,405		0
Patents and Trademark [Member]
Significant Accounting Policies Additional Information [Line Items]
Finite-Lived Intangible Asset, Useful Life			5 years
Software [Member]
Significant Accounting Policies Additional Information [Line Items]
Finite-Lived Intangible Asset, Useful Life			5 years
Cryogenic Shippers [Member]
Significant Accounting Policies Additional Information [Line Items]
Cryogenic shippers percentage of total property plant and equipment			89.00%	87.00%
Equipment and Furniture [Member] | Minimum [Member]
Significant Accounting Policies Additional Information [Line Items]
Estimated useful lives, property and equipment			3 years
Equipment and Furniture [Member] | Maximum [Member]
Significant Accounting Policies Additional Information [Line Items]
Estimated useful lives, property and equipment			0 years
Foreign Customers [Member]
Significant Accounting Policies Additional Information [Line Items]
Revenues	$ 183,500	$ 57,200	$ 434,000	$ 161,000
Net receivables [Member] | Customer One [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage	39.40%		30.60%
Revenues [Member] | Customer One [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage	30.40%	30.30%	30.80%
Revenues [Member] | Foreign Customers [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage	19.60%	11.70%	16.30%	14.60%